As filed with the U.S. Securities and Exchange Commission on November 14, 2018

1933 Act File No. 333-132380

1940 Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 660	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 662	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

245 Park Avenue

35th Floor

New York, NY 10167

(Address of Principal Executive Offices) (Zip Code)

1-866-909-9473

(Registrant’s Telephone Number, including Area Code)

JONATHAN STEINBERG

WISDOMTREE TRUST

245 Park Avenue

35th Floor

New York, NY 10167

(Name and Address of Agent for Service)

Copies to:

W. John McGuire	Ryan Louvar
Morgan, Lewis & Bockius LLP	WisdomTree Asset Management, Inc.
1111 Pennsylvania Avenue, NW	245 Park Avenue, 35th Floor
Washington, DC 20004	New York, NY 10167

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b).
☐	On (date) pursuant to paragraph (b)(1)(iii).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	On (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 660 relates to the Dynamic Currency Hedged Europe Equity Fund, Dynamic Currency Hedged International Equity Fund, Dynamic Currency Hedged International Quality Dividend Growth Fund, Dynamic Currency Hedged International SmallCap Equity Fund, Dynamic Currency Hedged Japan Equity Fund, Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global Hedged SmallCap Dividend Fund, Global SmallCap Dividend Fund, ICBCCS S&P China 500 Fund, Fundamental U.S. Corporate Bond Fund, Fundamental U.S. High Yield Corporate Bond Fund, Fundamental U.S. Short-Term Corporate Bond Fund, Fundamental U.S. Short-Term High Yield Corporate Bond Fund, Dynamic Bearish U.S. Equity Fund, Dynamic Long/Short U.S. Equity Fund, Balanced Income Fund, and 90/60 U.S. Balanced Fund (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 660 to Registration Statement No. 333-132380 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on this 14th day of November, 2018.

WISDOMTREE TRUST
(Registrant)

By:	/s/ Jonathan Steinberg*
Jonathan Steinberg
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 660 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

	Signatures	Title	Date

	/s/ Jonathan Steinberg* Jonathan Steinberg	President (Principal Executive Officer) and Trustee	November 14, 2018

	/s/ David Castano* David Castano	Treasurer (Principal Financial and Accounting Officer)	November 14, 2018

	/s/ David Chrencik* David Chrencik	Trustee	November 14, 2018

	/s/ Joel Goldberg* Joel Goldberg	Trustee	November 14, 2018

	/s/ Toni Massaro* Toni Massaro	Trustee	November 14, 2018

	/s/ Melinda Raso Kirstein* Melinda Raso Kirstein	Trustee	November 14, 2018

	/s/ Victor Ugolyn* Victor Ugolyn	Trustee	November 14, 2018

*By:	/s/ Ryan Louvar
Ryan Louvar
(Attorney-in-Fact)

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase